CRM Global Opportunity Fund
CRM Global Opportunity Fund
INVESTMENT OBJECTIVE
CRM Global Opportunity Fund seeks long-term capital appreciation.
FEES AND EXPENSES
This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees CRM Global Opportunity Fund	Investor Shares	Institutional Shares
Redemption Fee on Shares Held Less Than 30 Days (as a percentage of amount redeemed, if applicable)	1.50%	1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CRM Global Opportunity Fund		Investor Shares	Institutional Shares
Management Fees		0.90%	0.90%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		0.25%	none
Other Miscellaneous Expenses		0.52%	0.53%
Total Other Expenses		0.77%	0.53%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1][2]	1.68%	1.44%
Fee Waiver and Expense Reimbursement	[2]	(0.17%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1][2]	1.51%	1.26%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 1.50% and 1.25% of average daily net assets of Investor Shares and Institutional Shares, respectively. These expense limitations are in effect until November 1, 2014. Prior to that date, the arrangement may be terminated for a class only by the vote of the Board of Trustees of the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that you reinvested all dividends and other distributions; the average annual return was 5%; the Fund’s total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Expense Example CRM Global Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Shares	154	513	897	1,973
Institutional Shares	128	438	770	1,709

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and foreign companies. The Fund normally invests in the securities of companies that are tied economically to at least 10 countries, including the U.S. The Fund may invest in companies located in developed and emerging markets. Emerging markets include countries that have an emerging stock market as defined by Standard & Poor’s, Inc., countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. The Fund may at any one time invest all or substantially all of its assets in foreign companies and at another time invest substantially in U.S. companies, although, under normal market conditions, it is expected that a majority of the Fund’s assets will be invested in foreign companies. The Fund may invest in companies of any size. For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, securities convertible into common stock, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company’s operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued companies. These factors formulate the Adviser’s investment case for each company under consideration for investment. The Adviser’s process is focused not only on building the investment case, but also on understanding how the case might deteriorate. The Adviser’s sell discipline is ultimately dependent upon the written investment case for the stock. A position generally will be sold when one or more of the following occurs: (i) an established price target is approaching or is attained, implying the stock has reached an estimation of fair valuation; (ii) a factor in the initial investment thesis has deteriorated causing the Adviser to reassess the potential for the company; or (iii) the Adviser identifies what it believes is a more promising investment opportunity. After a decision to sell is made, the investment generally is replaced by either a new idea or existing holdings which the Adviser believes offers greater upside.

PRINCIPAL INVESTMENT RISKS

It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, industry, regulatory, market or economic developments. Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, these events could negatively affect the value and liquidity of the Fund’s investments. The Fund may experience a substantial or complete loss on any individual security. In addition, policy and legislative changes in the U.S. and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk. Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it determines that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, natural disasters and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid.

Currency Risk. The Fund generally invests in securities denominated in foreign currencies, and could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, and the imposition of currency controls or restrictions and speculation.

Emerging Markets Risk. The risks of investing in foreign securities are generally greater in emerging markets, or to the extent that the Fund invests significantly in one region or country. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight can be less than in more developed markets. The economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation.

Risks of Small and Mid Cap Companies. Compared to mutual funds that focus exclusively on large capitalization companies, the Fund may be more volatile because it also invests in small and/or mid capitalization companies. Small and mid capitalization companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Securities of smaller companies may have limited liquidity and may be difficult to value or sell at advantageous time or without a substantial drop in price.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological changes, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of costs, as well as taxable income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for Institutional Shares. The table shows how the Fund’s average annual total returns for one year and since inception, both before and after taxes, compare with those of the MSCI ACWI Index and the MSCI World Index, two broad-based measures of market performance. Total returns would have been lower had certain fees and expenses not been waived. The Fund makes updated performance information available at the Fund’s website, www.crmfunds.com/performance_daily.aspx, or at the following telephone number: 800-CRM-2883. Of course, the Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR THE INSITUTIONAL SHARES FOR CALENDAR YEARS ENDED DECEMBER 31

Calendar YTD Total Return as of September 30, 2013: 16.33%

Best Quarter During the Period Covered in the Bar Chart	Worst Quarter During the Period Covered in the Bar Chart

25.54%	(25.69)%
For the quarter ended June 30, 2009	For the quarter ended September 30, 2011

Average Annual Total Returns as of December 31, 2012
Average Annual Returns CRM Global Opportunity Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Shares		16.92%	14.14%	Dec. 31, 2008
Investor Shares		16.61%	13.85%	Dec. 31, 2008
After Taxes on Distributions Institutional Shares		16.92%	12.72%
After Taxes on Distributions and Sale of Shares Institutional Shares		11.00%	11.59%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	[1]	16.13%	13.02%	Dec. 31, 2008
MSCI World Index (reflects no deduction for fees, expenses or taxes)	[1]	15.83%	12.27%	Dec. 31, 2008
[1]	Effective July 2013, the primary benchmark for the Fund changed from the MSCI World Index to the MSCI ACWI Index because the Fund's adviser believes that the MSCI ACWI Index better reflects the Fund's investment approach and portfolio composition.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.